Net Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net profit/(loss)	¥ (107,717)	$ (16,904)	¥ (18,292)	¥ 14,968
Less: Net profit/(loss) attributable to non-controlling interests	(51)	(8)	0	66
Net profit/(loss) attributable to common shares and redeemable preferred shares	(107,666)	(16,896)	(18,292)	14,902
Redeemable Preferred Shares redemption value accretion	0	0	(4,274)	(32,854)
Allocation to redeemable preferred shareholders	0	0	1,074	(7,431)
Net loss attributable to common shareholders-Basic and diluted	¥ (107,666)	$ (16,896)	¥ (21,492)	¥ (25,383)
Denominator:
Denominator for basic loss per share weighted-average common shares outstanding	1,021,861,206	1,021,861,206	963,817,614	452,445,068
Denominator for diluted loss per share weighted-average common shares outstanding	1,021,861,206	1,021,861,206	963,817,614	452,445,068
Basic and diluted loss per share | (per share)	¥ (0.11)	$ (0.02)	¥ (0.02)	¥ (0.06)